Segment Reporting and Geographic Locations - Composition of Product Revenues (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Reporting Information [Line Items]
Net sales	$ 98,179	$ 99,236	$ 191,425	$ 196,967	$ 433,304	$ 414,782
Consumer
Segment Reporting Information [Line Items]
Net sales					155,663	156,651
Foodservice
Segment Reporting Information [Line Items]
Net sales					126,510	128,345
Specialty
Segment Reporting Information [Line Items]
Net sales					101,429	97,897
International
Segment Reporting Information [Line Items]
Net sales					$ 49,702	$ 31,889
Sales Revenue Segment
Segment Reporting Information [Line Items]
Percentage of Revenues					100.00%	100.00%
Sales Revenue Segment | Consumer
Segment Reporting Information [Line Items]
Percentage of Revenues					37.00%	37.00%
Sales Revenue Segment | Foodservice
Segment Reporting Information [Line Items]
Percentage of Revenues					29.00%	31.00%
Sales Revenue Segment | Specialty
Segment Reporting Information [Line Items]
Percentage of Revenues					23.00%	24.00%
Sales Revenue Segment | International
Segment Reporting Information [Line Items]
Percentage of Revenues					11.00%	8.00%